Document And Entity Information	Oct. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	WORLD ACCEPTANCE CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 23, 2026
Entity, Incorporation, State or Country Code	SC
Entity, File Number	000-19599
Entity, Tax Identification Number	57-0425114
Entity, Address, Address Line One	104 S. Main Street
Entity, Address, City or Town	Greenville
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29601
City Area Code	864
Local Phone Number	298-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WRLD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000108385